Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the financial instruments measured at fair value on a basis at December 31, 2025 and 2024:

	December 31, 2025
Assets	Level 1	Level 2	Level 3	Total
Fixed maturity securities
U.S. Treasuries	$484.2	$—	$—	$484.2
Agencies	—	6.9	—	6.9
Non-U.S. government	—	47.2	—	47.2
Corporate bonds	—	1,652.2	—	1,652.2
Residential mortgage-backed	—	249.9	—	249.9
Commercial mortgage-backed	—	1.0	—	1.0
Other asset-backed securities	—	199.0	—	199.0
Total fixed maturity securities	484.2	2,156.2	—	2,640.4
Short-term investments
Corporate bonds	—	1.0	—	1.0
U.S. Treasuries	109.9	—	—	109.9
Other asset-backed securities	—	0.4	—	0.4
Total short-term investments	109.9	1.4	—	111.3
Other assets
Investments pending settlement	4.8	—	—	4.8
Derivative assets	—	2.4	—	2.4
Total other assets	4.8	2.4	—	7.2
Total assets measured at fair value	$598.9	$2,160.0	$—	$2,758.9
Liabilities
Other liabilities
Derivative liabilities	$—	$(1.7)	$—	$(1.7)
Investments pending settlement	(6.6)	—	—	(6.6)
Total other liabilities	(6.6)	(1.7)	—	(8.3)
Total liabilities measured at fair value	$(6.6)	$(1.7)	$—	$(8.3)

	December 31, 2024
Assets	Level 1	Level 2	Level 3	Total
Fixed maturity securities
U.S. Treasuries	$746.6	$—	$—	$746.6
Agencies	—	11.5	—	11.5
Non-U.S. government	—	46.4	—	46.4
Corporate bonds	—	1,913.2	—	1,913.2
Residential mortgage-backed	—	279.1	—	279.1
Commercial mortgage-backed	—	0.4	—	0.4
Other asset-backed securities	—	414.4	—	414.4
Total fixed maturity securities	746.6	2,665.0	—	3,411.6
Short-term investments
Corporate bonds	—	1.1	—	1.1
U.S. Treasuries	220.7	—	—	220.7
Other asset-backed securities	—	0.3	—	0.3
Total short-term investments	220.7	1.4	—	222.1
Other assets
Investments pending settlement	0.5	—	—	0.5
Total other assets	0.5	—	—	0.5
Total assets measured at fair value	$967.8	$2,666.4	$—	$3,634.2
Liabilities
Other liabilities
Derivative liabilities	$—	$(0.5)	$—	$(0.5)
Investments pending settlement	(21.1)	—	—	(21.1)
Total other liabilities	(21.1)	(0.5)	—	(21.6)
Total liabilities measured at fair value	$(21.1)	$(0.5)	$—	$(21.6)

Schedule of Fair Value by Balance Sheet Grouping	The fair values of the below financial instruments are based on observable inputs and are considered Level 2 measurements.

	December 31, 2025		December 31, 2024
	Fair Value	Carrying Value	Fair Value	Carrying Value
7.750% Subordinated notes due 2055	$431.0	$393.5	$—	$—
4.875% Senior notes due 2030	327.7	326.4	319.7	325.6
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	124.4	123.3	123.2	123.3
Preference securities	$—	$—	$57.2	$58.4